U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI  53202

November 9, 2017

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

RE:	TRUST FOR PROFESSIONAL MANAGERS (the “TRUST”)
Securities Act Registration No: 333-62298
Investment Company Registration No: 811-10401
Rockefeller Equity Allocation Fund (S000043627)
Rockefeller Core Taxable Bond Fund (S000043628)
Rockefeller Intermediate Tax Exempt National Bond Fund (S000043629)
Rockefeller Intermediate Tax Exempt New York Bond Fund (S000043630)

Dear Sir or Madam:

Pursuant to Section 14(a) of the Securities Exchange Act of 1934, transmitted herewith by the Trust on behalf of its series, the Rockefeller Equity Allocation Fund, the Rockefeller Core Taxable Bond Fund, the Rockefeller Intermediate Tax Exempt National Bond Fund, and the Rockefeller Intermediate Tax Exempt New York Bond Fund (the “Funds”) is a Preliminary Proxy Statement on Schedule 14A.  The purpose of the proxy statement is a request for shareholders to consider and approve an investment advisory agreement between Rockefeller & Co., Inc. (the “Adviser”) and the Trust, on behalf of the Funds, as a result of a change in control of the Adviser.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-6115.

Very truly yours,

/s/ Adam W. Smith

Adam W. Smith, Esq.
For U.S. Bancorp Fund Services, LLC

Enclosures